SEGMENTED INFORMATION - FFO reconciliation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating segments [line items]
Revenues	[1]	$ 3,971	$ 3,797		$ 2,772
Other income		(151)	(89)		9
Share of Adjusted EBITDA from equity accounted investments		29	28		11
Management service costs	[1]	(135)	(94)		(86)
Current	[1]	(70)	(32)		(39)
Foreign exchange and financial instrument loss	[1]	(36)	37		(89)
Deferred income tax recovery	[1]	(27)	(375)		30
Other	[1]	(276)	(206)		(33)
Share of net income	[1]	29	28		11
Net income attributable to participating non-controlling interests		113	439		6
Hydroelectric
Disclosure of operating segments [line items]
Revenues		2,361	2,333		2,233
Wind
Disclosure of operating segments [line items]
Revenues		928	864		453
Solar
Disclosure of operating segments [line items]
Revenues		646	572		58
Storage and Other
Disclosure of operating segments [line items]
Revenues		36	28		28
Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		2,021	1,930		1,679
Other income		88	46		40
Direct operating costs		(665)	(653)		(577)
Share of Adjusted EBITDA from equity accounted investments		0	0		0
Adjusted EBITDA		1,444	1,323		1,142
Management service costs		(116)	(84)		(82)
Interest expense		(466)	(486)		(407)
Current		(31)	(13)		(18)
Preferred limited partners equity		(44)	(38)		(28)
Preferred equity		(26)	(26)		(26)
Share of interest and cash taxes from equity accounted investments		0	0		0
Share of Funds From Operations attributable to non-controlling interests		0	0		0
Funds From Operations		761	676		581
Depreciation		(643)	(631)		(539)
Foreign exchange and financial instrument loss		(30)	20		(47)
Deferred income tax recovery		30	123		(25)
Other		(221)	(108)		(26)
Share of earnings from equity accounted investments		0	0		0
Net income attributable to non-controlling interests		0	0		0
Net income (loss) attributable to Unitholders		(103)	80		(56)
Attributable to Unitholders | Hydroelectric | North America
Disclosure of operating segments [line items]
Revenues		905	893		945
Other income		13	12		1
Direct operating costs		(286)	(286)		(281)
Share of Adjusted EBITDA from equity accounted investments		0	0		0
Adjusted EBITDA		632	619		665
Management service costs		0	0		0
Interest expense		(156)	(172)		(180)
Current		(7)	(4)		1
Preferred limited partners equity		0	0		0
Preferred equity		0	0		0
Share of interest and cash taxes from equity accounted investments		0	0		0
Share of Funds From Operations attributable to non-controlling interests		0	0		0
Funds From Operations		469	443		486
Depreciation		(227)	(231)		(220)
Foreign exchange and financial instrument loss		11	(1)		(12)
Deferred income tax recovery		(27)	(1)		(67)
Other		(76)	(21)		(17)
Share of earnings from equity accounted investments		0	0		0
Net income attributable to non-controlling interests		0	0		0
Net income (loss) attributable to Unitholders		150	189		170
Attributable to Unitholders | Hydroelectric | Brazil
Disclosure of operating segments [line items]
Revenues		234	244		243
Other income		19	5		12
Direct operating costs		(72)	(76)		(77)
Share of Adjusted EBITDA from equity accounted investments		0	0		0
Adjusted EBITDA		181	173		178
Management service costs		0	0		0
Interest expense		(20)	(22)		(18)
Current		(11)	(9)		(12)
Preferred limited partners equity		0	0		0
Preferred equity		0	0		0
Share of interest and cash taxes from equity accounted investments		0	0		0
Share of Funds From Operations attributable to non-controlling interests		0	0		0
Funds From Operations		150	142		148
Depreciation		(84)	(136)		(142)
Foreign exchange and financial instrument loss		(5)	(1)		(3)
Deferred income tax recovery		4	1		2
Other		(6)	(3)		(8)
Share of earnings from equity accounted investments		0	0		0
Net income attributable to non-controlling interests		0	0		0
Net income (loss) attributable to Unitholders		59	3		(3)
Attributable to Unitholders | Hydroelectric | Colombia
Disclosure of operating segments [line items]
Revenues		237	216		191
Other income		0	4		2
Direct operating costs		(93)	(94)		(94)
Share of Adjusted EBITDA from equity accounted investments		0	0		0
Adjusted EBITDA		144	126		99
Management service costs		0	0		0
Interest expense		(34)	(38)		(42)
Current		(9)	(2)		(5)
Preferred limited partners equity		0	0		0
Preferred equity		0	0		0
Share of interest and cash taxes from equity accounted investments		0	0		0
Share of Funds From Operations attributable to non-controlling interests		0	0		0
Funds From Operations		101	86		52
Depreciation		(21)	(18)		(26)
Foreign exchange and financial instrument loss		(2)	7		(3)
Deferred income tax recovery		(4)	18		(10)
Other		(2)	(6)		6
Share of earnings from equity accounted investments		0	0		0
Net income attributable to non-controlling interests		0	0		0
Net income (loss) attributable to Unitholders		72	87		19
Attributable to Unitholders | Wind | North America
Disclosure of operating segments [line items]
Revenues		223	219		161
Other income		2	2		0
Direct operating costs		(62)	(64)		(42)
Share of Adjusted EBITDA from equity accounted investments		0	0		0
Adjusted EBITDA		163	157		119
Management service costs		0	0		0
Interest expense		(66)	(63)		(45)
Current		1	2		0
Preferred limited partners equity		0	0		0
Preferred equity		0	0		0
Share of interest and cash taxes from equity accounted investments		0	0		0
Share of Funds From Operations attributable to non-controlling interests		0	0		0
Funds From Operations		98	96		74
Depreciation		(150)	(124)		(90)
Foreign exchange and financial instrument loss		(2)	30		1
Deferred income tax recovery		0	43		28
Other		(33)	(30)		(4)
Share of earnings from equity accounted investments		0	0		0
Net income attributable to non-controlling interests		0	0		0
Net income (loss) attributable to Unitholders		(87)	15		9
Attributable to Unitholders | Wind | Brazil
Disclosure of operating segments [line items]
Revenues		37	42		26
Other income		0	0		0
Direct operating costs		(9)	(9)		(4)
Share of Adjusted EBITDA from equity accounted investments		0	0		0
Adjusted EBITDA		28	33		22
Management service costs		0	0		0
Interest expense		(8)	(9)		(6)
Current		(1)	0		0
Preferred limited partners equity		0	0		0
Preferred equity		0	0		0
Share of interest and cash taxes from equity accounted investments		0	0		0
Share of Funds From Operations attributable to non-controlling interests		0	0		0
Funds From Operations		19	24		16
Depreciation		(17)	(13)		(7)
Foreign exchange and financial instrument loss		(3)	(10)		0
Deferred income tax recovery		0	0		0
Other		2	0		2
Share of earnings from equity accounted investments		0	0		0
Net income attributable to non-controlling interests		0	0		0
Net income (loss) attributable to Unitholders		1	1		11
Attributable to Unitholders | Wind | Europe
Disclosure of operating segments [line items]
Revenues		95	73		46
Other income		4	11		0
Direct operating costs		(32)	(27)		(20)
Share of Adjusted EBITDA from equity accounted investments		0	0		0
Adjusted EBITDA		67	57		26
Management service costs		0	0		0
Interest expense		(17)	(17)		(10)
Current		(2)	(2)		(1)
Preferred limited partners equity		0	0		0
Preferred equity		0	0		0
Share of interest and cash taxes from equity accounted investments		0	0		0
Share of Funds From Operations attributable to non-controlling interests		0	0		0
Funds From Operations		48	38		15
Depreciation		(47)	(43)		(25)
Foreign exchange and financial instrument loss		(10)	9		(14)
Deferred income tax recovery		10	2		5
Other		(12)	2		4
Share of earnings from equity accounted investments		0	0		0
Net income attributable to non-controlling interests		0	0		0
Net income (loss) attributable to Unitholders		(11)	8		(15)
Attributable to Unitholders | Wind | Asia
Disclosure of operating segments [line items]
Revenues		20	12
Other income		0	0
Direct operating costs		(4)	(4)
Share of Adjusted EBITDA from equity accounted investments		0	0
Adjusted EBITDA		16	8
Management service costs		0	0
Interest expense		(5)	(4)
Current		(1)	1
Preferred limited partners equity		0	0
Preferred equity		0	0
Share of interest and cash taxes from equity accounted investments		0	0
Share of Funds From Operations attributable to non-controlling interests		0	0
Funds From Operations		10	5
Depreciation		(5)	(2)
Foreign exchange and financial instrument loss		1	3
Deferred income tax recovery		0	0
Other		0	(2)
Share of earnings from equity accounted investments		0	0
Net income attributable to non-controlling interests		0	0
Net income (loss) attributable to Unitholders		6	4
Attributable to Unitholders | Solar
Disclosure of operating segments [line items]
Revenues		183	146		8
Other income		17	5		0
Direct operating costs		(38)	(34)		(2)
Share of Adjusted EBITDA from equity accounted investments		0	0		0
Adjusted EBITDA		162	117		6
Management service costs		0	0		0
Interest expense		(55)	(45)		(3)
Current		0	1		(1)
Preferred limited partners equity		0	0		0
Preferred equity		0	0		0
Share of interest and cash taxes from equity accounted investments		0	0		0
Share of Funds From Operations attributable to non-controlling interests		0	0		0
Funds From Operations		107	73		2
Depreciation		(65)	(39)		(4)
Foreign exchange and financial instrument loss		1	(15)		(1)
Deferred income tax recovery		1	36		1
Other		(48)	(16)		(3)
Share of earnings from equity accounted investments		0	0		0
Net income attributable to non-controlling interests		0	0		0
Net income (loss) attributable to Unitholders		(4)	39		(5)
Attributable to Unitholders | Storage and Other
Disclosure of operating segments [line items]
Revenues		87	85		59
Other income		0	0		6
Direct operating costs		(46)	(36)		(32)
Share of Adjusted EBITDA from equity accounted investments		0	0		0
Adjusted EBITDA		41	49		33
Management service costs		0	0		0
Interest expense		(13)	(17)		(14)
Current		(1)	0		0
Preferred limited partners equity		0	0		0
Preferred equity		0	0		0
Share of interest and cash taxes from equity accounted investments		0	0		0
Share of Funds From Operations attributable to non-controlling interests		0	0		0
Funds From Operations		27	32		19
Depreciation		(23)	(23)		(25)
Foreign exchange and financial instrument loss		(3)	(2)		0
Deferred income tax recovery		0	0		0
Other		0	(9)		0
Share of earnings from equity accounted investments		0	0		0
Net income attributable to non-controlling interests		0	0		0
Net income (loss) attributable to Unitholders		1	(2)		(6)
Attributable to Unitholders | Corporate
Disclosure of operating segments [line items]
Revenues		0	0		0
Other income		33	7		19
Direct operating costs		(23)	(23)		(25)
Share of Adjusted EBITDA from equity accounted investments		0	0		0
Adjusted EBITDA		10	(16)		(6)
Management service costs		(116)	(84)		(82)
Interest expense		(92)	(99)		(89)
Current		0	0		0
Preferred limited partners equity		(44)	(38)		(28)
Preferred equity		(26)	(26)		(26)
Share of interest and cash taxes from equity accounted investments		0	0		0
Share of Funds From Operations attributable to non-controlling interests		0	0		0
Funds From Operations		(268)	(263)		(231)
Depreciation		(4)	(2)		0
Foreign exchange and financial instrument loss		(18)	0		(15)
Deferred income tax recovery		46	24		16
Other		(46)	(23)		(6)
Share of earnings from equity accounted investments		0	0		0
Net income attributable to non-controlling interests		0	0		0
Net income (loss) attributable to Unitholders		(290)	(264)		(236)
Contribution from equity accounted investments
Disclosure of operating segments [line items]
Revenues		(79)	(76)		(51)
Other income		(8)	0		0
Direct operating costs		34	27		21
Share of Adjusted EBITDA from equity accounted investments		53	49		30
Adjusted EBITDA		0	0		0
Management service costs		0	0		0
Interest expense		13	14		13
Current		2	1		1
Preferred limited partners equity		0	0		0
Preferred equity		0	0		0
Share of interest and cash taxes from equity accounted investments		(15)	(15)		(14)
Share of Funds From Operations attributable to non-controlling interests		0	0		0
Funds From Operations		0	0		0
Depreciation		13	13		12
Foreign exchange and financial instrument loss		(2)	(1)		0
Deferred income tax recovery		0	0		0
Other		9	1		0
Share of earnings from equity accounted investments		(20)	(13)		(12)
Net income attributable to non-controlling interests		0	0		0
Net income (loss) attributable to Unitholders		0	0		0
Attributable to non- controlling interests
Disclosure of operating segments [line items]
Revenues		2,029	1,943		1,144
Other income		25	29		13
Direct operating costs		(632)	(647)		(467)
Share of Adjusted EBITDA from equity accounted investments		27	22		5
Adjusted EBITDA		1,449	1,347		695
Management service costs		(19)	(10)		(4)
Interest expense		(548)	(501)		(291)
Current		(41)	(20)		(22)
Preferred limited partners equity		0	0		0
Preferred equity		0	0		0
Share of interest and cash taxes from equity accounted investments		(12)	(10)		2
Share of Funds From Operations attributable to non-controlling interests		(829)	(806)		(380)
Funds From Operations		0	0		0
Depreciation		(643)	(533)		(321)
Foreign exchange and financial instrument loss		(5)	18		(54)
Deferred income tax recovery		(3)	252		(5)
Other		(61)	(99)		6
Share of earnings from equity accounted investments		(4)	(5)		0
Net income attributable to non-controlling interests		716	367		374
Net income (loss) attributable to Unitholders		0	0		0
As per IFRS Financials
Disclosure of operating segments [line items]
Revenues		3,971	3,797		2,772
Other income		105	75	[2],[3]	53
Direct operating costs		(1,263)	(1,273)		(1,023)
Share of Adjusted EBITDA from equity accounted investments		80	71		35
Management service costs		(135)	(94)		(86)
Interest expense		(1,001)	(973)		(685)
Current		(70)	(32)		(39)
Preferred limited partners equity		(44)	(38)		(28)
Preferred equity		(26)	(26)		(26)
Share of interest and cash taxes from equity accounted investments		(27)	(25)		(12)
Share of Funds From Operations attributable to non-controlling interests		(829)	(806)		(380)
Depreciation		(1,273)	(1,151)		(848)
Foreign exchange and financial instrument loss		(37)	37		(101)
Deferred income tax recovery		27	375		(30)
Other		(273)	(206)		(20)
Share of earnings from equity accounted investments		(24)	(18)		(12)
Net income attributable to non-controlling interests		716	367		374
Net income (loss) attributable to Unitholders		$ (103)	$ 80		$ (56)

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).
[2]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020
[3]	Share of earnings from equity-accounted investments of $28 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $439 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.